Cost of revenue (exclusive of depreciation and amortization) (Details) - RUB (₽) ₽ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Cost of revenue (exclusive of depreciation and amortization)
Transaction costs	₽ 3,241	₽ 2,357	₽ 9,145	₽ 6,534
Payroll and related taxes	840	1,168	2,473	2,906
Cost of cash and settlement service fees	315	59	943	110
Interest expense	110	26	520	60
Other expenses	483	271	1,115	786
Total cost of revenue (exclusive of depreciation and amortization)	₽ 4,989	₽ 3,881	₽ 14,196	₽ 10,396